Non-controlling Interests and Redeemable non-controlling Interest - Change in Redeemable non-controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) in Temporary Equity [Roll Forward]
Opening balance	$ 21,922	$ 18,606
Net loss attributable to redeemable non-controlling interest	(10,356)	(3,769)
Contributions from redeemable non-controlling interests	31,105	7,826
Dividends declared and distributions to redeemable non-controlling interest	(1,118)	(741)
Closing balance	$ 41,553	$ 21,922